Income Tax Benefit - Schedule of Income Tax Charge Relating to Components of Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Charge Relating to Components of Other Comprehensive Income [Abstract]
Changes in fair value of financial assets at fair value through other comprehensive income	$ (5,229)	$ 2,814